Income tax expense (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax expense
Income (loss) Before Income Taxes	$ (5,451,112)	$ (6,733,076)	$ (3,123,799)
Canadian Statutory Income Tax Rate	23.00%	23.00%	23.00%
Income Tax (recovery) At Statutory Income Tax Rate	$ (1,253,756)	$ (1,548,607)	$ (718,474)
Effect Of Non-deductible Expenses And Other Items:
Stock-based Compensation And Other Expenses	58,801	53,379	67,948
Change In Statutory Tax Rates	0	(11,997)	(92,850)
Foreign Exchange Adjustments	2,754	0	662
True-up	(10,060)	(3,280)	0
Other (expired Losses)	437,330	(33,113)	1,206,056
Change In Valuation Allowance	764,931	1,543,618	(463,342)
Income Tax Expense (recovery)	$ 0	$ 0	$ 0